Other current liabilities (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Other current liabilities
Accrued expenses	$ 1,049,359	$ 697,520
Contract liabilities	484,862	602,721
Security deposits	1,335,537	582,161
Taxes payable	102,735	99,546
Interest payable	83,227	74,684
Salaries payable	42,240	40,039
Total	$ 3,097,960	$ 2,096,671